Warrant Liabilities - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended	0 Months Ended		1 Months Ended	11 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 18, 2014	Dec. 31, 2014	Mar. 06, 2015	Mar. 05, 2015	Mar. 31, 2015	Feb. 12, 2016
Class of Warrant or Right [Line Items]
Change in fair value of warrants recorded as other (income) expense	$ 6,174,000	$ (246,000)	$ 3,941,335	$ 105,320
Registration statements description	The Company is required to comply with certain requirement to maintain the effectiveness of a registration statement for the offer and sale of these securities. The Warrant contracts further provide for the payment of liquidated damages at an amount per month equal to 1% of the aggregate VWAP of the shares into which each Warrant is convertible into in the event that the Company is unable to maintain the effectiveness of a registration
Fair value of warrants outstanding				1,464,877	1,220,719
IPO [Member] | 2014 Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Convertible promissory notes converted into units/shares					552,105
Series A Warrants to Purchase Shares of Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants term						5 years
Series A Warrants to Purchase Shares of Common Stock [Member] | 2014 Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised			$ 6.50			6.50
Series A Warrants to Purchase Shares of Common Stock [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised					6.50
Warrants term	5 years
Number of common stock purchased upon issuance of warrants					2,449,605
Warrants outstanding					2,449,605
Series A Warrants to Purchase Shares of Common Stock [Member] | IPO [Member] | 2014 Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Convertible promissory notes converted into units/shares					552,105
Series A Warrant liability [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised			$ 6.50			6.50
Proceeds from issuance of warrants in IPO			9,488
Change in fair value of warrants recorded as other (income) expense	(2,800,000)
Warrants exercised	24,000								24,000
Warrants outstanding	2,425,605		2,449,605			2,449,605			2,425,605
Fair value of warrants outstanding	3,600,000		857,362		1,494,259	857,362			3,600,000
Gross proceeds upon exercise of warrants	156,000						200,000
Series A Warrant liability [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Change in fair value of warrants recorded as other (income) expense			636,897
Series B Warrant liability [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised	$ 6.50							$ 6.50	$ 6.50
Proceeds from issuance of warrants in IPO			9,488
Change in fair value of warrants recorded as other (income) expense	(1,500,000)							(2,300,000)
Warrants exercised								589,510
Warrants outstanding	1,778,275		2,449,605			2,449,605			1,778,275
Fair value of warrants outstanding	14,180,000		17,438,731		11,649,106	17,438,731		6,700,000	14,180,000
Warrants cashless exercised	52,255
Gross proceeds upon exercise of warrants								3,800,000
Series B Warrant liability [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Change in fair value of warrants recorded as other (income) expense			(5,789,625)
Series C Warrant liability [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised								$ 6.25
Warrants term								5 years
Change in fair value of warrants recorded as other (income) expense								(3,000,000)	500,000
Number of common stock purchased upon issuance of warrants								589,510
Fair value of warrants outstanding	$ 2,500,000							$ 3,000,000	$ 2,500,000
Warrants expiry date								Mar. 05, 2020
Shares of common stock [Member] | IPO [Member] | 2014 Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Convertible promissory notes converted into units/shares					552,105
Series B Warrants to Purchase Shares of Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of common stock purchased upon issuance of warrants	2,449,605								2,449,605
Series B Warrants to Purchase Shares of Common Stock [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding					2,449,605
Series B Warrants to Purchase Shares of Common Stock [Member] | IPO [Member] | 2014 Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Convertible promissory notes converted into units/shares					552,105
Series A warrants to purchase common stock [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Warrants issued in connection with IPO					1,897,500
Scenario Forecast [Member] | Series B Warrants to Purchase Shares of Common Stock [Member]
Class of Warrant or Right [Line Items]
Decrease in common stock market price										$ 6.50
Scenario Forecast [Member] | Series B Warrants to Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Decrease in common stock market price										$ 6.50